LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
LAND USE RIGHTS [Line items]
2019	$ 89,598
2020	89,598
2021	89,598
2022	89,598
2023	89,598
Thereafter	2,974,375
Land use rights, net	3,422,365	$ 3,697,012
Long-term bank loans
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	$ 0	$ 2,357,834